UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2; Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  3/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value
	COMMON STOCK - 71.6%
	AEROSPACE/DEFENSE - 1.4%
650	Lockheed Martin Corp.			$ 62,738
2,200	Northrop Grumman Corp.			154,330
750	United Technologies Corp.			70,073
				287,141
	AGRICULTURE - 0.9%
2,010	Philip Morris International, Inc.			186,347

	AIRLINES -1.0%
11,550	Delta Air Lines, Inc. *			190,690

	APPAREL - 0.3%
1,000	Michael Kors Holdings Ltd. *			56,790

	AUTO MANUFACTURERS - 0.6%
3,000	Oshkosh Corp. *			127,470

	AUTO PARTS & EQUIPMENT - 0.2%
900	Delphi Automotive PLC			39,960

	BANKS - 4.7%
850	Goldman Sachs Group, Inc.			125,077
6,190	JPMorgan Chase & Co.			293,777
500	M&T Bank Corp.			51,580
7,150	US Bancorp			242,599
6,350	Wells Fargo & Co.			234,886
				947,919
	BEVERAGES - 1.3%
825	Brown-Forman Corp.			58,905
700	Coca-Cola Co.			28,308
2,800	Dr Pepper Snapple Group, Inc.			131,460
550	PepsiCo, Inc.			43,511
				262,184
	BIOTECHNOLOGY - 1.7%
2,235	Amgen, Inc.			229,110
600	Celgene Corp. *			69,546
625	United Therapeutics Corp. *			38,044
				336,700
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	CHEMICALS - 1.9%
655	CF Industries Holdings, Inc.			$ 124,692
300	Eastman Chemical Co.			20,961
1,400	LyondellBasell Industries NV			88,606
275	PPG Industries, Inc.			36,834
550	Sherwin-Williams Co.			92,889
200	WR Grace & Co. *			15,502
				379,484
	COMMERCIAL SERVICES - 0.5%
600	Equifax, Inc.			34,554
1,700	Robert Half International, Inc.			63,801
				98,355
	COMPUTERS - 5.9%
1,050	Accenture PLC - Class A			79,768
640	Apple, Inc.			283,283
13,900	Brocade Communications Systems, Inc. *			80,203
4,300	Computer Sciences Corp.			211,689
5,000	Hewlett-Packard Co.			119,200
1,890	International Business Machines Corp.			403,137
				1,177,280
	COSMETICS/PERSONAL CARE - 1.1%
2,900	Procter & Gamble Co.			223,474

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
3,875	Discover Financial Services			173,755
6,700	SLM Corp.			137,216
1,725	Visa, Inc. - Class A			292,974
				603,945
	ELECTRIC - 1.6%
1,550	Ameren Corp.			54,281
2,200	Edison International			110,704
800	National Fuel Gas Co.			49,080
5,600	NV Energy, Inc.			112,168
				326,233
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
500	Emerson Electric Co.			27,935
425	Hubbell, Inc.			41,272
				69,207
	ELECTRONICS - 0.8%
500	Avnet, Inc. *			18,100
1,950	Honeywell International, Inc.			146,932
				165,032
	ENTERTAINMENT - 0.6%
6,800	Regal Entertainment Group - Class A			113,356

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	FOOD - 2.6%
3,600	Dean Foods Co. *			$ 65,268
3,200	Hillshire Brands Co.			112,480
5,600	Kroger Co.			185,584
700	Sysco Corp.			24,619
5,200	Tyson Foods, Inc.			129,064
				517,015
	GAS - 0.3%
1,900	NiSource, Inc.			55,746

	HAND/MACHINE TOOLS - 0.2%
400	Snap-on, Inc.			33,080

	HEALTHCARE PRODUCTS - 2.2%
1,300	Becton Dickinson and Co.			124,293
800	Medtronic, Inc.			37,568
1,100	ResMed, Inc.			50,996
4,400	St. Jude Medical, Inc.			177,936
800	Zimmer Holdings, Inc.			60,176
				450,969
	HEALTHCARE SERVICES - 1.4%
1,200	Aetna, Inc.			61,344
2,900	Cigna Corp.			180,873
700	UnitedHealth Group, Inc.			40,047
				282,264
	HOME BUILDERS - 1.0%
7,100	PulteGroup, Inc. *			143,704
1,600	Thor Industries, Inc.			58,864
				202,568
	HOME FURNISHINGS - 0.4%
750	Whirlpool Corp.			88,845

	HOUSEHOLD PRODUCTS/WARES - 0.3%
300	Kimberly-Clark Corp.			29,394
500	Tupperware Brands Corp.			40,870
				70,264
	INSURANCE - 3.2%
1,600	Allstate Corp.			78,512
875	Assurant, Inc.			39,384
750	Berkshire Hathaway, Inc. *			78,150
950	Everest Re Group Ltd.			123,367
5,900	Lincoln National Corp.			192,399
1,650	Travelers Cos., Inc.			138,914
				650,726
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	INTERNET - 2.3%
1,775	AOL, Inc.			$ 68,320
3,200	Expedia, Inc.			192,032
350	Netflix, Inc. *			66,294
3,000	Symantec Corp. *			74,040
1,200	VeriSign, Inc. *			56,736
				457,422
	IRON & STEEL - 0.6%
5,600	Commercial Metals Co.			88,760
400	Reliance Steel & Aluminum Co.			28,468
				117,228
	LEISURE TIME - 0.2%
400	Polaris Industries, Inc.			36,996

	LODGING - 0.5%
1,000	Starwood Hotels & Resorts Worldwide, Inc.			63,730
550	Wyndham Worldwide Corp.			35,464
				99,194
	MEDIA - 2.2%
800	AMC Networks, Inc. *			50,544
3,600	CBS Corp.			168,084
4,150	Comcast Corp.			174,342
1,000	Walt Disney Co.			56,800
				449,770
	METAL FABRICATE & HARDWARE - 0.2%
250	Valmont Industries, Inc.			39,318

	MINING - 0.1%
2,400	Alcoa, Inc.			20,448

	MISCELLANEOUS MANUFACTURING - 1.6%
10,100	General Electric Co.			233,512
1,400	Ingersoll-Rand PLC			77,014
				310,526
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	OIL & GAS - 6.9%
1,000	Cabot Oil & Gas Corp.			$ 67,610
2,300	Chevron Corp.			273,286
1,100	ConocoPhillips			66,110
4,315	Exxon Mobil Corp.			388,825
2,500	Helmerich & Payne, Inc.			151,750
250	Marathon Petroleum Corp.			22,400
1,400	Murphy Oil Corp.			89,222
6,100	Patterson-UTI Energy, Inc.			145,424
1,000	Phillips 66			69,970
600	Tesoro Corp.			35,130
1,525	Valero Energy Corp.			69,372
				1,379,099
	PACKAGING & CONTAINERS - 0.1%
1,000	Owens-Illinois, Inc. *			26,650

	PHARMACEUTICALS - 3.7%
1,550	Abbott Laboratories			54,746
4,250	AbbVie, Inc.			173,315
700	Cardinal Health, Inc.			29,134
1,750	Eli Lilly & Co.			99,382
450	Express Scripts Holding Co. *			25,943
305	Johnson & Johnson			24,867
11,858	Pfizer, Inc.			342,222
				749,609
	PRIVATE EQUITY - 0.1%
2,000	American Capital Ltd. *			29,190

	REITS - 2.3%
2,700	American Capital Agency Corp.			88,506
4,450	Brandywine Realty Trust			66,083
1,075	Public Storage			163,744
775	Simon Property Group, Inc.			122,884
800	Weyerhaeuser Co.			25,104
				466,321
	RETAIL - 3.8%
900	Brinker International, Inc.			33,885
1,450	Costco Wholesale Corp.			153,859
2,200	Gap, Inc.			77,880
1,300	Home Depot, Inc.			90,714
200	O'Reilly Automotive, Inc. *			20,510
475	Panera Bread Co. *			78,489
4,100	TJX Cos., Inc.			191,675
1,650	Wal-Mart Stores, Inc.			123,469
				770,481
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	SEMICONDUCTORS - 1.1%
4,500	Freescale Semiconductor Ltd. *			$ 67,005
2,000	Linear Technology Corp.			76,740
2,200	Maxim Integrated Products, Inc.			71,808
				215,553
	SOFTWARE - 2.0%
6,390	Microsoft Corp.			182,818
3,500	Oracle Corp.			113,190
1,750	SolarWinds, Inc. *			103,425
				399,433
	TELECOMMUNICATIONS - 3.2%
6,300	AT&T, Inc.			231,147
198	Aviat Networks, Inc. *			667
8,600	Cisco Systems, Inc.			179,826
700	Motorola Solutions, Inc.			44,821
3,675	Verizon Communications, Inc.			180,626
				637,087
	TRANSPORTATION - 0.6%
700	Con-way, Inc.			24,647
600	Union Pacific Corp.			85,446
				110,093
	WATER - 0.7%
2,600	American Water Works Co., Inc.			107,744
800	Aqua America, Inc.			25,152
				132,896

	TOTAL COMMON STOCK (Cost - $11,958,003)			14,390,358

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 26.9%
	AGRICULTURE - 0.0%
$ 4,000	Altria Group, Inc.	9.7000	11/10/2018	$ 5,552

	BEVERAGES - 0.3%
30,000	Coca-Cola Refreshments USA, Inc.	7.3750	3/3/2014	31,830
25,000	PepsiCo, Inc.	2.5000	5/10/2016	26,282
				58,112
	COMPUTERS - 0.1%
16,000	International Business Machines Corp.	4.0000	6/20/2042	16,108

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
35,000	American Express Co.	7.2500	5/20/2014	37,570
10,000	General Electric Capital Corp.	6.7500	3/15/2032	12,729
				50,299
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	ELECTRIC - 0.3%
$ 10,000	Consolidated Edison Co. of New York, Inc.	6.7500	4/1/2038	$ 13,838
8,000	Dominion Resources, Inc.	4.4500	3/15/2021	9,105
15,000	Duke Energy Corp.	3.5500	9/15/2021	15,888
15,000	Georgia Power Co.	5.4000	6/1/2040	17,363
				56,194
	FOOD - 0.1%
10,000	Kellogg Co.	7.4500	4/1/2031	13,552

	OIL & GAS - 0.1%
10,000	ConocoPhillips	4.6000	1/15/2015	10,713

	PHARMACEUTICALS - 0.1%
15,000	Pfizer, Inc.	6.2000	3/15/2019	18,820

	PIPELINES - 0.4%
15,000	TransCanada PipeLines Ltd.	3.8000	10/1/2020	16,467
45,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	48,213
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,724
				77,404
	RETAIL - 0.2%
10,000	McDonald's Corp.	6.3000	10/15/2037	13,522
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	20,299
				33,821
	TELECOMMUNICATIONS - 0.1%
25,000	Verizon Communications, Inc.	3.0000	4/1/2016	26,455

	TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	19,947

	U.S. GOVERNMENT - 9.1%
195,000	United States Treasury Bond	3.1250	11/15/2041	196,462
270,000	United States Treasury Bond	3.5000	2/15/2039	294,015
205,000	United States Treasury Bond	4.7500	2/15/2041	272,674
670,000	United States Treasury Note	0.3750	7/31/2013	670,602
360,000	United States Treasury Note	3.1250	5/15/2021	405,534
				1,839,287
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCY - 5.4%
$ 145,000	Federal Home Loan Banks	5.2500	6/18/2014	$ 153,844
155,000	Federal Home Loan Banks	5.3750	5/18/2016	178,701
25,000	Federal Home Loan Mortgage Corp.	0.8750	10/28/2013	25,099
110,000	Federal Home Loan Mortgage Corp.	1.0000	7/30/2014	111,130
70,000	Federal Home Loan Mortgage Corp.	1.0000	8/27/2014	70,747
195,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	223,911
140,000	Federal National Mortgage Association	5.0000	5/11/2017	164,273
145,000	Federal National Mortgage Association	5.3750	7/15/2016	167,993
				1,095,698
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 10.4%
48,999	Federal Home Loan Mortgage Corp.	3.5000	3/1/2042	51,713
21,195	Federal Home Loan Mortgage Corp.	4.5000	11/1/2018	22,778
110,902	Federal Home Loan Mortgage Corp.	4.5000	11/1/2039	118,768
16,194	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	17,440
6,237	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	6,765
42,014	Federal Home Loan Mortgage Corp.	5.5000	4/1/2038	45,566
19,702	Federal Home Loan Mortgage Corp.	6.0000	1/1/2038	21,611
13,667	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	14,948
31,135	Federal Home Loan Mortgage Corp.	6.0000	6/1/2038	34,153
103,029	Federal National Mortgage Association	3.0000	3/1/2042	106,351
99,751	Federal National Mortgage Association	3.0000	2/1/2043	102,938
66,216	Federal National Mortgage Association	3.5000	12/1/2041	69,973
54,675	Federal National Mortgage Association	3.5000	4/1/2042	57,771
14,705	Federal National Mortgage Association	4.0000	5/1/2014	14,972
69,455	Federal National Mortgage Association	4.0000	8/1/2019	73,424
5,955	Federal National Mortgage Association	4.0000	10/1/2020	6,405
38,742	Federal National Mortgage Association	4.0000	3/1/2021	41,342
88,999	Federal National Mortgage Association	4.0000	5/1/2021	95,331
20,132	Federal National Mortgage Association	4.0000	2/1/2022	21,638
10,935	Federal National Mortgage Association	4.0000	2/1/2025	11,704
28,962	Federal National Mortgage Association	4.0000	7/1/2025	30,999
51,785	Federal National Mortgage Association	4.0000	10/1/2040	55,217
23,788	Federal National Mortgage Association	4.0000	11/1/2040	25,733
48,579	Federal National Mortgage Association	4.0000	2/1/2041	51,798
43,299	Federal National Mortgage Association	4.0000	12/1/2041	46,196
20,956	Federal National Mortgage Association	4.5000	11/1/2019	22,617
11,566	Federal National Mortgage Association	4.5000	6/1/2024	12,450
12,740	Federal National Mortgage Association	4.5000	6/1/2025	13,713
5,923	Federal National Mortgage Association	4.5000	9/1/2035	6,401
38,422	Federal National Mortgage Association	4.5000	3/1/2039	41,397
32,350	Federal National Mortgage Association	4.5000	11/1/2039	34,863
57,706	Federal National Mortgage Association	4.5000	6/1/2040	63,093
126,186	Federal National Mortgage Association	4.5000	10/1/2040	137,966
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 10.4% (Cont.)
$ 63,358	Federal National Mortgage Association	4.5000	11/1/2040	$ 70,523
36,386	Federal National Mortgage Association	4.5000	5/1/2041	39,783
15,375	Federal National Mortgage Association	5.0000	3/1/2023	16,585
42,842	Federal National Mortgage Association	5.0000	9/1/2033	46,368
45,330	Federal National Mortgage Association	5.0000	5/1/2035	49,230
4,027	Federal National Mortgage Association	5.0000	10/1/2035	4,377
52,171	Federal National Mortgage Association	5.0000	2/1/2036	56,701
45,221	Federal National Mortgage Association	5.0000	6/1/2040	49,241
62,468	Federal National Mortgage Association	5.0000	8/1/2041	68,450
15,292	Federal National Mortgage Association	5.5000	6/1/2022	16,798
38,160	Federal National Mortgage Association	5.5000	11/1/2035	41,858
33,108	Federal National Mortgage Association	5.5000	12/1/2039	36,108
22,160	Federal National Mortgage Association	6.0000	3/1/2036	24,515
10,893	Federal National Mortgage Association	6.0000	3/1/2037	11,990
20,841	Federal National Mortgage Association	6.0000	8/1/2037	22,959
6,899	Federal National Mortgage Association	6.0000	5/1/2038	7,559
23,292	Federal National Mortgage Association	6.0000	6/1/2038	25,994
15,768	Federal National Mortgage Association	6.5000	3/1/2037	17,541
1,084	Federal National Mortgage Association	7.0000	6/1/2029	1,246
				2,085,860

	TOTAL BONDS & NOTES (Cost - $5,276,901)			5,407,822

Shares
	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUND - 1.4%
297,064	AIM STIT Liquid Assets Portfolio, to yield 0.00% (Cost - $297,064) (a)			297,064

	TOTAL INVESTMENTS - 99.9% (Cost - $17,531,968) (b)			$ 20,095,244
	OTHER ASSETS LESS LIABILITIES - 0.1%			11,310
	NET ASSETS - 100.0%			$ 20,106,554

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.

 (b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $17,587,482 and differs from market value by net  unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 2,605,569
	Unrealized depreciation:			(97,807)
	Net unrealized appreciation:			$ 2,507,762

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value
	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 0.9%
2,800	AAR Corp.	$ 51,492
4,400	Alliant Techsystems, Inc.	318,692
1,375	Curtiss-Wright Corp.	47,712
175	Esterline Technologies Corp. *	13,248
700	HEICO Corp.	30,387
1,500	L-3 Communications Holdings, Inc.	121,380
1,475	Orbital Sciences Corp. *	24,618
2,800	Rockwell Collins, Inc.	176,736
225	Triumph Group, Inc.	17,663
		801,928
	AGRICULTURE - 0.0%
525	Universal Corp.	29,421

	AIRLINES - 1.4%
1,475	Alaska Air Group, Inc. *	94,341
54,600	Delta Air Lines, Inc. *	901,446
12,075	Republic Airways Holdings, Inc. *	139,345
2,125	SkyWest, Inc.	34,106
5,775	US Airways Group, Inc. *	98,002
		1,267,240
	APPAREL - 1.4%
650	G-III Apparel Group Ltd. *	26,072
16,600	Hanesbrands, Inc. *	756,296
6,100	Michael Kors Holdings Ltd. *	346,419
4,375	Skechers U.S.A., Inc. - Class A *	92,531
575	Steven Madden Ltd. *	24,806
		1,246,124
	AUTO MANUFACTURERS - 1.1%
22,400	Oshkosh Corp. *	951,776

	AUTO PARTS & EQUIPMENT - 0.9%
10,175	Cooper Tire & Rubber Co.	261,090
400	Tenneco, Inc. *	15,724
5,700	TRW Automotive Holdings Corp. *	313,500
3,900	Visteon Corp. *	225,030
		815,344
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	BANKS - 4.1%
3,575	Access National Corp.	$ 58,630
750	Bancfirst Corp.	31,275
3,425	Banco Latinoamericano de Comercio Exterior SA	84,734
350	Bank of Kentucky Financial Corp.	9,601
5,000	Banner Corp.	159,150
825	Capital City Bank Group, Inc. *	10,189
7,525	Cardinal Financial Corp.	136,804
2,947	Fidelity Southern Corp. *	33,891
11,000	Fifth Third Bancorp	179,410
3,250	First Interstate Bancsystem, Inc. - Class A	61,132
8,750	First Merchants Corp.	135,362
13,075	Hanmi Financial Corp. *	209,200
450	Home BancShares, Inc.	16,952
2,113	Horizon Bancorp	42,704
10,100	M&T Bank Corp.	1,041,916
2,225	MainSource Financial Group, Inc.	31,239
13,150	Oriental Financial Group, Inc. *	203,956
35,900	Popular, Inc. *	991,199
1,975	Preferred Bank *	31,166
1,275	Sterling Financial Corp.	27,655
14,525	Wilshire Bancorp, Inc. *	98,479
		3,594,644
	BEVERAGES - 0.9%
100	Boston Beer Co., Inc. *	15,964
675	Coca-Cola Bottling Co.	40,716
14,900	Dr Pepper Snapple Group, Inc.	699,555
		756,235
	BIOTECHNOLOGY - 2.0%
1,725	Acorda Therapeutics, Inc. *	55,252
375	Alnylam Pharmaceuticals, Inc. *	9,139
4,900	AMAG Pharmaceuticals, Inc. *	116,865
6,850	Arena Pharmaceuticals, Inc. *	56,238
8,100	Charles River Laboratories International, Inc. *	358,587
1,100	Cubist Pharmaceuticals, Inc. *	51,502
1,200	Medicines Co. *	40,104
24,800	Myriad Genetics, Inc. *	629,920
2,975	NPS Pharmaceuticals, Inc. *	30,315
2,600	PDL BioPharma, Inc.	19,006
7,000	United Therapeutics Corp. *	426,090
		1,793,018
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	BUILDING MATERIALS - 0.3%
75	Eagle Materials, Inc.	$ 4,997
1,700	Lennox International, Inc.	107,933
3,000	Louisiana-Pacific Corp. *	64,800
325	Nortek, Inc. *	23,192
1,875	Patrick Industries, Inc. *	29,550
225	Trex Co., Inc. *	11,066
1,975	USG Corp. *	52,219
		293,757
	CHEMICALS - 1.9%
200	A. Schulman, Inc.	6,312
1,275	American Vanguard Corp.	38,939
2,850	Axiall Corp.	177,156
4,300	CF Industries Holdings, Inc.	818,591
2,075	Innospec, Inc.	91,881
3,250	PPG Industries, Inc.	435,305
17,600	Rentech, Inc.	41,360
1,400	Stepan Co.	88,340
		1,697,884
	COMMERCIAL SERVICES - 5.1%
7,850	Albany Molecular Research, Inc. *	82,503
1,950	AMN Healthcare Services, Inc. *	30,869
2,725	Barrett Business Services, Inc.	143,498
7,500	Booz Allen Hamilton Holding Corp. - Cl. A	100,800
1,300	Brink's Co.	36,738
300	CDI Corp.	5,160
575	Chemed Corp.	45,989
9,025	Convergys Corp.	153,696
30,200	CoreLogic, Inc. *	780,972
2,750	Deluxe Corp.	113,850
1,225	Euronet Worldwide, Inc. *	32,267
200	ExlService Holdings, Inc. *	6,576
1,850	Global Cash Access Holdings, Inc. *	13,043
875	Grand Canyon Education, Inc. *	22,216
7,700	H&R Block, Inc.	226,534
2,450	Healthcare Services Group, Inc.	62,793
3,175	Heartland Payment Systems, Inc.	104,680
325	Insperity, Inc.	9,220
1,925	Kforce, Inc.	31,512
9,600	Lender Processing Services, Inc.	244,416
1,000	MAXIMUS, Inc.	79,970
1,250	Medifast, Inc. *	28,650
7,900	Moody's Corp.	421,228
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	COMMERCIAL SERVICES - 5.1% (Cont.)
2,600	PAREXEL International Corp. *	$ 102,726
500	Providence Service Corp. *	9,245
4,675	Quad/Graphics, Inc.	111,919
26,300	Robert Half International, Inc.	987,039
15,500	RR Donnelley & Sons Co.	186,775
7,875	Stewart Enterprises, Inc.	73,159
500	Team Health Holdings, Inc. *	18,190
2,425	Tree.com, Inc.	44,838
4,900	Valassis Communications, Inc.	146,363
800	WEX, Inc. *	62,800
		4,520,234
	COMPUTERS - 3.6%
61,200	Brocade Communications Systems, Inc. *	353,124
7,700	Cadence Design Systems, Inc. *	107,261
19,300	Computer Sciences Corp.	950,139
1,875	Computer Task Group, Inc.	40,106
8,225	Cray, Inc. *	190,902
2,700	DST Systems, Inc.	192,429
2,625	Insight Enterprises, Inc. *	54,127
2,300	j2 Global, Inc.	90,183
1,375	Manhattan Associates, Inc. *	102,149
525	Mentor Graphics Corp.	9,476
800	MTS Systems Corp.	46,520
13,700	NCR Corp. *	377,572
12,100	NetApp, Inc. *	413,336
1,700	Netscout Systems, Inc. *	41,769
5,925	Silicon Graphics International Corp. *	81,469
1,500	Syntel, Inc.	101,280
1,800	Unisys Corp. *	40,950
		3,192,792
	COSMETICS/PERSONAL CARE - 0.3%
11,300	Avon Products, Inc.	234,249

	DISTRIBUTION/WHOLESALE - 0.5%
450	MWI Veterinary Supply, Inc. *	59,517
1,350	Owens & Minor, Inc.	43,956
1,750	Pool Corp.	84,000
6,300	United Stationers, Inc.	243,495
225	Watsco, Inc.	18,941
		449,909
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
6,075	Aircastle Ltd.	$ 83,106
13,600	Discover Financial Services	609,824
1,250	Ellie Mae, Inc. *	30,063
1,350	Federal Agricultural Mortgage Corp.	41,567
550	GAMCO Investors, Inc. - Class A	29,211
500	Greenhill & Co., Inc.	26,690
3,975	Home Loan Servicing Solutions Ltd.	92,737
3,025	National Financial Partners Corp. *	67,851
6,375	Nelnet, Inc. - Class A	215,475
300	Netspend Holdings, Inc. *	4,767
425	Portfolio Recovery Associates, Inc. *	53,941
32,500	SLM Corp.	665,600
1,100	Stifel Financial Corp. *	38,137
725	Virtus Investment Partners, Inc. *	135,053
15	Walter Investment Management Corp. *	559
200	World Acceptance Corp. *	17,174
		2,111,755
	ELECTRIC - 3.4%
6,000	Ameren Corp.	210,120
1,150	Black Hills Corp.	50,646
1,100	Cleco Corp.	51,733
3,900	DTE Energy Co.	266,526
13,100	Edison International	659,192
1,350	IDACORP, Inc.	65,164
400	MGE Energy, Inc.	22,176
3,300	National Fuel Gas Co.	202,455
15,000	NRG Energy, Inc.	397,350
31,700	NV Energy, Inc.	634,951
2,400	Pinnacle West Capital Corp.	138,936
2,150	PNM Resources, Inc.	50,073
2,800	Portland General Electric Co.	84,924
2,800	Wisconsin Energy Corp.	120,092
		2,954,338
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
475	Acuity Brands, Inc.	32,941
4,700	Advanced Energy Industries, Inc. *	86,010
100	Belden, Inc.	5,165
825	EnerSys, Inc. *	37,604
2,200	Generac Holdings, Inc.	77,748
2,900	Hubbell, Inc.	281,619
5,550	SunPower Corp. - Class A *	64,047
		585,134
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	ELECTRONICS - 1.1%
3,300	Amphenol Corp.	$ 246,345
400	Analogic Corp.	31,608
11,800	Avnet, Inc. *	427,160
1,125	Badger Meter, Inc.	60,210
100	FEI Co.	6,455
5,450	Sanmina Corp. *	61,912
13,225	Sypris Solutions, Inc.	55,280
5,750	Taser International, Inc. *	45,713
		934,683
	ENERGY - ALTERNATE SOURCES - 0.2%
8,125	Green Plains Renewable Energy, Inc. *	92,950
7,850	Renewable Energy Group, Inc. *	60,366
		153,316
	ENGINEERING & CONSTRUCTION - 0.7%
10,800	AECOM Technology Corp. *	354,240
2,875	EMCOR Group, Inc.	121,871
2,400	MasTec, Inc. *	69,960
425	MYR Group, Inc. *	10,438
2,400	Tutor Perini Corp. *	46,320
		602,829
	ENTERTAINMENT - 1.2%
8,200	Bally Technologies, Inc. *	426,154
1,900	Marriott Vacations Worldwide Corp. *	81,529
450	Multimedia Games Holding Co., Inc. *	9,392
27,300	Regal Entertainment Group - Class A	455,091
950	Six Flags Entertainment Corp.	68,856
		1,041,022
	ENVIRONMENTAL CONTROL - 0.0%
425	Mine Safety Appliances Co.	21,089
600	Tetra Tech, Inc. *	18,294
		39,383
	FOOD - 3.8%
700	Calavo Growers, Inc.	20,146
1,525	Chiquita Brands International, Inc. *	11,834
8,400	Dean Foods Co. *	152,292
1,250	Fresh Del Monte Produce, Inc.	33,725
18,200	Hillshire Brands Co.	639,730
4,400	HJ Heinz Co.	317,988
475	Ingles Markets, Inc.	10,203
5,200	Ingredion, Inc.	376,064
150	J&J Snack Foods Corp.	11,534
1,900	John B. Sanfilippo & Son, Inc.	37,962
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	FOOD - 3.8% (Cont.)
24,600	Kroger Co.	$ 815,244
700	Lancaster Colony Corp.	53,900
6,325	Pilgrim's Pride Corp. *	58,127
1,875	Sanderson Farms, Inc.	102,412
335	Tootsie Roll Industries, Inc.	10,012
26,300	Tyson Foods, Inc.	652,766
350	United Natural Foods, Inc. *	17,220
		3,321,159
	FOREST PRODUCTS & PAPER - 0.3%
2,100	International Paper Co.	97,818
4,625	PH Glatfelter Co.	108,132
650	Schweitzer-Mauduit International, Inc.	25,175
		231,125
	GAS - 1.0%
8,100	Atmos Energy Corp.	345,789
900	Chesapeake Utilities Corp.	44,145
650	Laclede Group, Inc.	27,755
15,300	NiSource, Inc.	448,902
775	WGL Holdings, Inc.	34,178
		900,769
	HAND/MACHINE TOOLS - 0.1%
800	Franklin Electric Co., Inc.	26,856
1,900	Lincoln Electric Holdings, Inc.	102,942
		129,798
	HEALTHCARE PRODUCTS - 4.1%
1,025	Abaxis, Inc.	48,503
475	ArthroCare Corp. *	16,511
1,075	Cantel Medical Corp.	32,315
2,600	CareFusion Corp. *	90,974
225	Conceptus, Inc. *	5,434
1,275	Cyberonics, Inc. *	59,683
250	Hanger, Inc. *	7,883
7,800	Henry Schein, Inc. *	721,890
1,600	ICU Medical, Inc. *	94,320
150	Integra LifeSciences Holdings Corp. *	5,852
2,750	Meridian Bioscience, Inc.	62,755
20,300	ResMed, Inc.	941,108
23,800	St. Jude Medical, Inc.	962,472
425	STERIS Corp.	17,684
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	HEALTHCARE PRODUCTS - 4.1% (Cont.)
5,100	SurModics, Inc. *	$ 138,975
1,325	West Pharmaceutical Services, Inc.	86,045
4,800	Zimmer Holdings, Inc.	361,056
		3,653,460
	HEALTHCARE SERVICES - 1.7%
1,525	Amedisys, Inc. *	16,958
925	Bio-Reference Labs, Inc. *	24,032
2,200	Centene Corp. *	96,888
13,400	Cigna Corp.	835,758
4,000	Covance, Inc. *	297,280
3,075	HealthSouth Corp. *	81,088
2,800	Magellan Health Services, Inc. *	133,196
625	Molina Healthcare, Inc. *	19,294
		1,504,494
	HOLDING COMPANIES - DIVERSIFIED - 0.1%
4,075	Primoris Services Corp.	90,098

	HOME BUILDERS - 1.4%
3,975	MDC Holdings, Inc.	145,684
48,700	PulteGroup, Inc. *	985,688
3,500	Thor Industries, Inc.	128,765
		1,260,137
	HOME FURNISHINGS - 0.8%
1,500	Bassett Furniture Industries, Inc.	23,940
5,600	Whirlpool Corp.	663,376
		687,316
	HOUSEHOLD PRODUCTS/WARES - 0.9%
14,900	Avery Dennison Corp.	641,743
1,600	Tupperware Brands Corp.	130,784
		772,527
	HOUSEWARES - 0.7%
10,300	Newell Rubbermaid, Inc.	268,830
6,600	Toro Co.	303,864
		572,694
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	INSURANCE - 4.4%
400	Amtrust Financial Services, Inc.	$ 13,860
27,600	Aspen Insurance Holdings Ltd.	1,064,808
5,700	Axis Capital Holdings Ltd.	237,234
500	CNO Financial Group, Inc.	5,725
4,500	Crawford & Co.	34,155
1,075	EMC Insurance Group, Inc.	28,305
600	Enstar Group Ltd. *	74,574
8,400	Everest Re Group Ltd.	1,090,824
8,225	First American Financial Corp.	210,313
925	Hallmark Financial Services *	8,325
23,100	Lincoln National Corp.	753,291
4,025	Montpelier Re Holdings Ltd.	104,851
1,650	Primerica, Inc.	54,087
1,300	State Auto Financial Corp.	22,646
3,350	Symetra Financial Corp.	44,924
5,100	XL Group PLC	154,530
		3,902,452
	INTERNET - 1.9%
5,000	AOL, Inc.	192,450
7,100	Liberty Interactive Corp. *	151,798
1,125	magicJack VocalTec Ltd. *	15,750
1,400	Netflix, Inc. *	265,174
1,475	NIC, Inc.	28,261
6,075	Overstock.com, Inc. *	74,844
6,600	Pandora Media, Inc. *	93,456
275	Sourcefire, Inc. *	16,288
27,700	Symantec Corp. *	683,636
2,325	United Online, Inc.	14,020
3,000	VeriSign, Inc. *	141,840
		1,677,517
	INVESTMENT COMPANIES - 0.2%
13,825	Apollo Investment Corp.	115,577
1,300	Prospect Capital Corp.	14,183
1,425	Solar Capital Ltd.	33,473
		163,233
	IRON & STEEL - 1.3%
41,300	Commercial Metals Co.	654,605
4,200	Nucor Corp.	193,830
4,400	Reliance Steel & Aluminum Co.	313,148
		1,161,583
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	LEISURE TIME - 0.8%
6,900	Brunswick Corp.	$ 236,118
5,350	Polaris Industries, Inc.	494,821
		730,939
	LODGING - 0.4%
7,700	Choice Hotels International, Inc.	325,787

	MACHINERY - CONSTRUCTION & MINING - 0.1%
1,575	Hyster-Yale Materials Handling, Inc.	89,917

	MACHINERY - DIVERSIFIED - 0.8%
775	Albany International Corp.	22,398
675	Altra Holdings, Inc.	18,374
1,100	Applied Industrial Technologies, Inc.	49,500
9,000	Babcock & Wilcox Co.	255,690
3,525	Briggs & Stratton Corp.	87,420
1,925	Columbus McKinnon Corp. *	37,056
1,800	Lindsay Corp.	158,724
500	Middleby Corp. *	76,075
		705,237
	MEDIA - 1.8%
11,500	AMC Networks, Inc. *	726,570
7,450	Belo Corp.	73,233
5,800	DISH Network Corp.	219,820
1,500	Liberty Media Corp. *	167,445
795	Washington Post Co.	355,365
		1,542,433
	METAL FABRICATE &HARDWARE - 0.6%
2,775	NN, Inc. *	26,252
2,250	Valmont Industries, Inc.	353,857
5,425	Worthington Industries, Inc.	168,066
		548,175
	MINING - 0.3%
13,700	Alcoa, Inc.	116,724
400	AMCOL International Corp.	12,076
1,525	Gold Resource Corp.	19,871
2,050	Kaiser Aluminum Corp.	132,532
		281,203
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	MISCELLANEOUS MANUFACTURING - 3.1%
1,050	Blount International, Inc. *	$ 14,049
3,525	FreightCar America, Inc.	76,915
1,850	Hexcel Corp. *	53,668
425	Hillenbrand, Inc.	10,744
12,600	Ingersoll-Rand PLC	693,126
21,300	ITT Corp.	605,559
5,200	John Bean Technologies Corp.	107,900
1,525	Koppers Holdings, Inc.	67,069
1,575	Lydall, Inc. *	24,176
1,175	Movado Group, Inc.	39,386
275	Park-Ohio Holdings Corp. *	9,111
12,150	Smith & Wesson Holding Corp. *	109,350
850	Sturm Ruger & Co., Inc.	43,121
1,400	Trimas Corp. *	45,458
18,800	Trinity Industries, Inc.	852,204
		2,751,836
	OFFICE FURNISHINGS - 0.1%
625	Herman Miller, Inc.	17,294
7,425	Steelcase, Inc.	109,370
		126,664
	OIL & GAS - 6.0%
725	Adams Resources & Energy, Inc.	36,975
19,550	Cabot Oil & Gas Corp.	1,321,775
700	Carrizo Oil & Gas, Inc. *	18,039
8,150	EPL Oil & Gas, Inc. *	218,501
5,600	Helmerich & Payne, Inc.	339,920
5,300	Marathon Petroleum Corp.	474,880
6,125	Miller Energy Resources, Inc. *	22,724
8,100	Murphy Oil Corp.	516,213
1,950	Oasis Petroleum, Inc. *	74,236
35,700	Patterson-UTI Energy, Inc.	851,088
1,850	Rosetta Resources, Inc. *	88,023
8,000	Tesoro Corp.	468,400
13,050	Vaalco Energy, Inc. *	99,049
14,000	Valero Energy Corp.	636,860
4,300	Western Refining, Inc.	152,263
		5,318,946
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	OIL & GAS SERVICES - 0.6%
1,800	C&J Energy Services, Inc. *	$ 41,220
75	Dril-Quip, Inc. *	6,538
2,550	Exterran Holdings, Inc. *	68,850
750	Geospace Technologies Corp. *	80,940
6,675	Matrix Service Co. *	99,457
10,700	RPC, Inc.	162,319
1	Superior Energy Services, Inc. *	26
1,450	Targa Resources Corp.	98,542
1,150	TGC Industries, Inc.	11,385
		569,277
	PACKAGING & CONTAINERS - 1.0%
375	AEP Industries, Inc. *	26,929
10,500	Bemis Co., Inc.	423,780
2,300	Greif, Inc.	123,326
12,100	Owens-Illinois, Inc. *	322,465
		896,500
	PHARMACEUTICALS - 2.1%
4,550	Alkermes PLC *	107,880
10,800	AmerisourceBergen Corp.	555,660
400	Auxilium Pharmaceuticals, Inc. *	6,912
2,175	Depomed, Inc. *	12,767
2,675	Infinity Pharmaceuticals, Inc. *	129,657
225	Jazz Pharmaceuticals Plc *	12,580
3,400	Lannett Co., Inc. *	34,374
1,125	Neogen Corp. *	55,766
1,525	Pharmacyclics, Inc. *	122,625
2,325	PharMerica Corp. *	32,550
18,750	Pozen, Inc. *	98,812
3,250	Questcor Pharmaceuticals, Inc.	105,755
6,675	Santarus, Inc. *	115,678
1,225	USANA Health Sciences, Inc. *	59,204
29,200	Warner Chilcott PLC	395,660
		1,845,880
	PIPELINES - 0.1%
1,775	SemGroup Corp. *	91,803

	PRIVATE EQUITY - 0.6%
34,200	American Capital Ltd. *	499,149

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	REITS - 8.4%
3,425	AG Mortgage Investment Trust, Inc.	$ 87,235
23,700	American Capital Agency Corp.	776,886
4,025	Apollo Residential Mortgage, Inc.	89,717
10,725	ARMOUR Residential REIT, Inc.	70,034
17,850	Ashford Hospitality Trust, Inc.	220,626
1,775	Boston Properties, Inc.	179,381
22,400	Brandywine Realty Trust	332,640
10,700	CBL & Associates Properties, Inc.	252,520
32,300	Chimera Investment Corp.	103,037
12,400	Douglas Emmett, Inc.	309,132
1,775	EPR Properties	92,389
875	Equity One, Inc.	20,974
5,500	Franklin Street Properties Corp.	80,410
4,200	General Growth Properties, Inc.	83,496
9,400	HCP, Inc.	468,684
2,800	Health Care REIT, Inc.	190,148
1,900	Highwoods Properties, Inc.	75,183
12,700	Hospitality Properties Trust	348,488
8,600	Host Hotels & Resorts, Inc.	150,414
16,200	Kimco Realty Corp.	362,880
11,650	Lexington Realty Trust	137,470
3,500	Macerich Co.	225,330
3,900	Mack-Cali Realty Corp.	111,579
175	National Health Investors, Inc.	11,454
2,650	Omega Healthcare Investors, Inc.	80,454
800	One Liberty Properties, Inc.	17,376
4,475	Pennsylvania Real Estate Investment Trust	86,770
2,350	Potlatch Corp.	107,771
7,200	Realty Income Corp.	326,520
3,375	Redwood Trust, Inc.	78,232
9,975	Resource Capital Corp.	65,935
1,025	RLJ Lodging Trust	23,329
600	Saul Centers, Inc.	26,244
4,275	Select Income REIT	113,074
650	Sovran Self Storage, Inc.	41,919
2,625	STAG Industrial, Inc.	55,834
4,500	Taubman Centers, Inc.	349,470
5,400	Ventas, Inc.	395,280
2,924	Vornado Realty Trust	244,563
9,400	Western Asset Mortgage Capital Corp.	218,456
12,000	Weyerhaeuser Co.	376,560
		7,387,894
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	RETAIL - 5.5%
43,500	American Eagle Outfitters, Inc.	$ 813,450
1,750	ANN, Inc. *	50,785
2,225	Asbury Automotive Group, Inc. *	81,635
2,875	Big 5 Sporting Goods Corp.	44,879
2,275	Brown Shoe Co., Inc.	36,400
1,575	Buckle, Inc.	73,474
350	Cracker Barrel Old Country Store, Inc.	28,298
3,600	Dillard's, Inc.	282,780
1,400	DineEquity, Inc.	96,306
875	Domino's Pizza, Inc.	45,010
3,200	Express, Inc. *	56,992
2,125	Francesca's Holdings Corp. *	60,902
14,000	GameStop Corp. - Class A	391,580
10,700	Gap, Inc.	378,780
600	Hibbett Sports, Inc. *	33,762
1,900	HSN, Inc.	104,234
175	Lithia Motors, Inc.	8,309
1,125	Lumber Liquidators Holdings, Inc. *	78,997
9,100	Macy's, Inc.	380,744
2,950	O'Reilly Automotive, Inc. *	302,523
1,975	Panera Bread Co. *	326,349
5,750	Pantry, Inc. *	71,702
775	Papa John's International, Inc. *	47,910
2,350	Penske Automotive Group, Inc.	78,396
5,575	PetMed Express, Inc.	74,789
3,700	PetSmart, Inc.	229,770
550	Pier 1 Imports, Inc.	12,650
500	Pricesmart, Inc.	38,915
700	rue21, Inc. *	20,573
2,500	Signet Jewelers Ltd.	167,500
850	Sonic Automotive, Inc. - Class A	18,836
1,775	Sonic Corp. *	22,862
1,100	Stage Stores, Inc.	28,468
1,950	Susser Holdings Corp. *	99,664
2,550	Tractor Supply Co.	265,532
375	Vera Bradley, Inc. *	8,861
		4,862,617
	SAVINGS & LOANS - 0.1%
875	First Defiance Financial Corp.	20,405
900	HomeStreet, Inc. *	20,106
975	Provident Financial Holdings, Inc.	16,585
		57,096
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	SEMICONDUCTORS - 3.5%
8,700	Analog Devices, Inc.	$ 404,463
2,375	Cirrus Logic, Inc. *	54,031
5,300	Cree, Inc. *	289,963
3,175	DSP Group, Inc. *	25,622
8,300	Exar Corp. *	87,150
1,550	First Solar, Inc. *	41,788
32,300	Freescale Semiconductor Ltd. *	480,947
5,350	GSI Technology, Inc. *	35,257
700	Hittite Microwave Corp. *	42,392
13,400	KLA-Tencor Corp.	706,716
5,700	Kulicke & Soffa Industries, Inc. *	65,892
22,400	Maxim Integrated Products, Inc.	731,136
425	Power Integrations, Inc.	18,449
1,400	Semtech Corp. *	49,546
3,450	Ultra Clean Holdings *	22,425
825	Ultratech, Inc. *	32,612
		3,088,389
	SOFTWARE - 2.1%
2,475	Accelrys, Inc. *	24,156
200	ACI Worldwide, Inc. *	9,772
9,075	Acxiom Corp. *	185,130
7,525	Aspen Technology, Inc. *	242,982
2,100	CommVault Systems, Inc. *	172,158
1,725	Infoblox, Inc. *	37,433
3,100	Intuit, Inc.	203,515
1,000	Monotype Imaging Holdings, Inc.	23,750
1,200	PTC, Inc. *	30,588
925	QAD, Inc.	11,877
12,600	SolarWinds, Inc. *	744,660
1,900	SYNNEX Corp. *	70,300
1,100	Take-Two Interactive Software, Inc. *	17,765
525	Tyler Technologies, Inc. *	32,162
200	Ultimate Software Group, Inc. *	20,832
		1,827,080
	TELECOMMUNICATIONS - 2.2%
1,525	Anixter International, Inc.	106,628
7,575	Arris Group, Inc. *	130,063
1,125	Aruba Networks, Inc. *	27,833
1,150	Atlantic Tele-Network, Inc.	55,786
16,125	Aviat Networks, Inc. *	54,341
1,050	Aware, Inc.	4,862
6,300	Crown Castle International Corp. *	438,732
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	TELECOMMUNICATIONS - 2.2% (Cont.)
12,600	Extreme Networks *	$ 42,462
8,300	Harris Corp.	384,622
1,800	InterDigital, Inc.	86,094
475	Loral Space & Communications, Inc.	29,393
17,525	RF Micro Devices, Inc. *	93,233
41,400	Sprint Nextel Corp. *	257,094
3,500	Virgin Media, Inc.	171,395
3,200	Vonage Holdings Corp. *	9,248
		1,891,786
	TEXTILES - 0.1%
500	G&K Services, Inc.	22,755
700	UniFirst Corp.	63,350
		86,105
	TRANSPORTATION - 1.0%
950	Bristow Group, Inc.	62,643
2,600	Con-way, Inc.	91,546
900	Genesee & Wyoming, Inc. *	83,799
825	Hub Group, Inc. *	31,730
4,800	JB Hunt Transport Services, Inc.	357,504
850	Old Dominion Freight Line, Inc. *	32,470
4,125	Ship Finance International Ltd.	72,765
9,175	Swift Transportation Co. - Class A *	130,101
		862,558
	TRUCKING & LEASING - 0.2%
800	Amerco, Inc.	138,832
800	Willis Lease Finance Corp. *	12,096
		150,928
	WATER - 0.6%
3,050	American States Water Co.	175,588
9,300	American Water Works Co., Inc.	385,392
		560,980

	TOTAL COMMON STOCK (Cost - $72,634,607)	87,194,556

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
953,381	AIM STIT Liquid Assets Portfolio, to yield 0.00% (Cost - $953,381) (a)	$ 953,381

	TOTAL INVESTMENTS - 100.0% (Cost - $73,587,988) (b)	$ 88,147,937
	OTHER ASSETS LESS LIABILITIES - 0.0%	44,884
	NET ASSETS - 100.0%	$ 88,192,821

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.

 (b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $73,665,953 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 14,951,140
	Unrealized depreciation:	(469,156)
	Net unrealized appreciation:	$ 14,481,984

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities and other assets held by the Equity and Balanced Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more represtentatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Portfolio’s investments measured at fair value:

Jefferson National Balanced Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,390,358	$ -	$ -	$ 14,390,358
Bonds & Notes	-	5,407,822	-	5,407,822
Money Market Fund	297,064	-	-	297,064
Total	$ 14,687,422	$ 5,407,822	$ -	$ 20,095,244

Jefferson National Equity Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 87,194,556	$ -	$ -	$ 87,194,556
Money Market Fund	953,381	-	-	953,381
Total	$ 88,147,937	$ -	$ -	$ 88,147,937

The Portfolios did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolios' policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for security classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/17/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/17/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/17/13